INVESTMENT PROPERTIES - Investment Properties Measured at Fair Value (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of fair value measurement of assets [line items]
Total assets	$ 102,158	$ 99,280
Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 3 | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	43,511	54,672
Level 3 | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	648	2,262
Office | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Office | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Office | Level 3 | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	18,242	18,114
Office | Level 3 | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	363	1,460
Retail | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Retail | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Retail | Level 3 | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	18,500	18,712
Retail | Level 3 | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	45	45
LP Investments | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
LP Investments | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
LP Investments | Level 3 | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	6,769	17,846
LP Investments | Level 3 | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	$ 240	$ 757